Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Further netting potential not recognized on the balance sheet	$ 132.1	$ 114.3	$ 123.8
of which: netting of recognized financial assets	101.1	88.3	99.3
of which: netting with collateral pledged	31.0	26.0	24.5
Liabilities, after consideration of further netting potential	17.0	11.3	16.9
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	33.7	31.9	34.9
Further netting potential not recognized on the balance sheet	(19.8)	(18.1)	(20.6)
of which: netting of recognized financial assets	(17.3)	(16.1)	(17.2)
of which: netting with collateral pledged	(2.5)	(2.0)	(3.4)
Liabilities, after consideration of further netting potential	$ 13.9	$ 13.9	$ 14.3